Related Party Transactions (Details) (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Revenue and charges (credits) related to services provided to or received from Madison Square Garden [Abstract]
Revenues, net	$ 4,381		$ 4,183		$ 3,437
Operating expenses (credits) [Abstract]
Technical expenses, net of credits	171,642		144,542		175,629
Selling, general and administrative expenses (credits) [Abstract]
Selling, general and administrative expenses (credits), subtotal	23,083		36,552		37,656
Long-term affiliation agreement with the MSG networks [Abstract]
Long-term affiliation agreement with the MSG networks, effective date	2010-01-01
Incremental programming costs resulting from long-term affiliation agreement with the MSG networks	29,000
Long-term affiliation agreement with the MSG networks, term (in years)	10Y
Transactions with other affiliates [Abstract]
Amounts due from affiliates	25,127		33,889
Amounts due to affiliates	31,517		42,827
Madison Square Garden [Member]
Notes payable to Madison Square Garden [Abstract]
Madison Square Garden intercompany loans extended to a subsidiary of the Company	0
CSC Holdings [Member]
Revenue and charges (credits) related to services provided to or received from Madison Square Garden [Abstract]
Revenues, net	4,381		4,183		3,437
Operating expenses (credits) [Abstract]
Technical expenses, net of credits	171,642		144,542		175,629
Selling, general and administrative expenses (credits) [Abstract]
Selling, general and administrative expenses (credits), subtotal	23,083		36,552		37,656
Transactions with other affiliates [Abstract]
Amounts due from affiliates	515,698		540,168
Amounts due to affiliates	31,200		35,825
Madison Square Garden and AMC Networks [Member]
Revenue and charges (credits) related to services provided to or received from Madison Square Garden [Abstract]
Revenues, net	4,381	[1]	4,183	[1]	3,437	[1]
Operating expenses (credits) [Abstract]
Technical expenses, net of credits	171,642	[1]	144,542	[1]	175,629	[1]
Selling, general and administrative expenses (credits) [Abstract]
Corporate general and administrative expense allocations	(13,796)	[1]	(11,071)	[1]	(10,703)	[1]
Health and welfare plan allocations	(8,209)	[1]	(21,283)	[1]	(19,175)	[1]
Risk management and general insurance allocations	(2,339)	[1]	(7,780)	[1]	(7,840)	[1]
Other	1,261	[1]	3,582	[1]	62	[1]
Selling, general and administrative expenses (credits), subtotal	(23,083)	[1]	(36,552)	[1]	(37,656)	[1]
Operating expenses, net	148,559	[1]	107,990	[1]	137,973	[1]
Net Charges	$ 144,178	[1]	$ 103,807	[1]	$ 134,536	[1]

[1]	Operating results of AMC Networks and Madison Square Garden are reported in discontinued operations for all periods presented prior to the AMC Networks Distribution and MSG Distribution. Accordingly, amounts relating to AMC Networks and Madison Square Garden for all periods prior to the AMC Networks Distribution and MSG Distribution are eliminated in consolidation. Corporate overhead costs previously allocated to AMC Networks and Madison Square Garden that were not eliminated as a result of the AMC Networks Distribution and MSG Distribution have been reclassified to continuing operations and are not reflected in the table above.